Fair Value Measurements - Significant Inputs used to Estimate the Fair Value of Derivative Liability (Details) - Level 3 - CVR liability	Sep. 30, 2023
Maximum | Estimated probability of success
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	1
Maximum | Risk-adjusted discount rates
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	0.0757
Minimum | Estimated probability of success
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	0.27
Minimum | Risk-adjusted discount rates
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	0.0714